Results for the year - Options and warrants and the weighted average exercise (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2015 USD ($) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning	46,895	42,545
Outstanding at end	14,191	46,895	42,545
Weighted average remaining contractual life of equity awards	3 years 2 months 12 days	4 years 3 months 18 days	4 years 10 months 24 days
Options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning	46,895	42,545	28,532
Granted	8,850	7,526	12,063
Expiring Awards		(891)	(13,158)
Replacement Awards			13,649
Additional Awards			3,617
Exercised	(401)	(1,300)	(2,158)
Expired and forfeited		(985)
Forfeited	(5,749)
Effect of the Amendment and the June 2017 Award Adjustment	(35,404)
Outstanding at end	14,191	46,895	42,545
Exercisable	8,857
Outstanding at beginning | $	$ 2.08	$ 2.04	$ 0.50
Granted | $	2.08	1.50	5.16
Expiring Awards | $		0.08	0.10
Replacement Awards | $			0.10
Additional Awards | $			3.01
Exercised | $	0.12	0.09	0.07
Expired and forfeited | $		0.35
Forfeited | $	1.86
Effect of the Amendment | $	1.33
Outstanding at end | $	$ 3.45	$ 2.08	$ 2.04
Key Management Personnel | Options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning	15,623	14,731	10,582
Granted	4,350	1,783	1,783
Expiring Awards		(891)	(3,337)
Replacement Awards			4,229
Additional Awards			1,474
Forfeited	(2,976)
Effect of the Amendment and the June 2017 Award Adjustment	(12,801)
Outstanding at end	4,196	15,623	14,731
Exercisable	2,922
Employees and consultants | Options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning	26,276	22,818	17,950
Granted	4,500	5,743	5,284
Expiring Awards			(9,821)
Replacement Awards			9,420
Additional Awards			2,143
Exercised	(401)	(1,300)	(2,158)
Expired and forfeited		(985)
Forfeited	(2,773)
Effect of the Amendment and the June 2017 Award Adjustment	(22,603)
Outstanding at end	4,999	26,276	22,818
Exercisable	3,937
Non employee consultants | Options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning	4,996	4,996
Granted			4,996
Outstanding at end	4,996	4,996	4,996
Exercisable	1,998